Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash	$ 243,204	$ 1,217,968
Prepayments and other current assets	53,888	53,461
Total current assets	305,503	1,396,098
Non-current assets
Long-term investment, net	8,225,637	13,159,074
Property and equipment, net	17,552	35,115
Operating Right-of-use asset, net		100,621
Total non-current assets	8,243,189	13,861,663
TOTAL ASSETS	8,548,692	15,257,761
Current liabilities
Taxes payable	219,298	221,393
Accrued expenses	425,297	516,613
Operating Lease Liability-current		100,621
Promissory note to related parties	1,000,000	600,000
Total current liabilities	1,753,608	1,511,786
Non-current liabilities
Total non-current liabilities
TOTAL LIABILITIES	1,753,608	1,511,786
COMMITMENTS AND CONTIGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 16,199,451 and 15,929,451 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	3,240	3,186
Preference shares, par value $0.0002 per share, 5,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	200
Additional paid-in capital	19,072,173	17,872,227
Statutory reserve	40,590	40,590
Accumulated deficit	(12,731,341)	(4,232,288)
Accumulated other comprehensive income	410,222	62,260
TOTAL SHAREHOLDERS’ EQUITY	6,795,084	13,745,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,548,692	15,257,761
Nonrelated Party [Member]
Current assets:
Amounts due from a related party, current	8,411	30,983
Related Party [Member]
Current assets:
Amounts due from a related party, current		93,686
Non-current assets
Amounts due from a related party, non-current		566,853
Current liabilities
Amounts due to related parties	$ 109,013	$ 73,159